Expenses by nature - Summary of impairment of accounts receivable (Detail) - PEN (S/) S/ in Thousands	12 Months Ended			36 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2018
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	S/ 65,076	S/ 19,109	S/ 419,584	S/ 503,769
Trade receivables [member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	3,065	724	3,052	6,841
Other accounts receivable [member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	44,252		6,333	50,585
Work in Progress [Member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable			S/ 410,199	410,199
Trade receivables and due from related parties [member]
Disclosure Of Impairment Of Accounts Receivable [line items]
Impairment of accounts receivable	S/ 17,759	S/ 18,385		S/ 36,144